Shareholders' equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands				1 Months Ended								11 Months Ended	12 Months Ended
	Jun. 01, 2022	May 09, 2022	Dec. 07, 2021	Dec. 23, 2022	Dec. 16, 2022	Oct. 20, 2022	Jul. 27, 2022	Apr. 28, 2022	Feb. 21, 2022	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Aug. 11, 2021	Dec. 12, 2020	Sep. 30, 2020
Shareholders' equity (Details) [Line Items]
Real estate property amount											R$ 57,000
Common shares (in Shares)										19,000,000	87,000,000	19,000,000					42,000,000
Amount of issuing new shares										R$ 45,000	R$ 150,000	R$ 45,000					R$ 121,000
Capital increase asset amount																R$ 146,000
Capital increase in cash amount										500,000
Capital increase capitalization credit GPA amount										140,000
Capital stock													R$ 1,263,000	R$ 788,000
Number of shares issued (in Shares)	2,720,000		175,000				2,020,000						1,349,165,394	1,346,674,477
Authorized share capital increased (in Shares)													2,000,000,000
Capital stock increase amount	R$ 18,000		R$ 1,000				R$ 8,000	R$ 464,000
Shares split common shares (in Shares)	544,000						404,000
Common shares divided (in Shares)															269,299,859
Common shares (in Shares)															1,346,499,295
Board of directors meeting, description				At a meeting of the Board of Directors held on December 23, 2022, the advance payment of interest on own capital in the gross amount of R$50 was approved, pursuant to which the withholding tax was deducted in the amount of R$7, corresponding to the net amount of R$43
Annual dividend percentage													1.61%
Income tax percentage													15.00%
Percentage of net income													5.00%
Capital percentage													20.00%
Limited capital													R$ 180,000	R$ 157,000
Legal reserve													R$ 23,000	5,000
Capital stock, percentage													20.00%
Tax incentives reserve amount													R$ 753,000	709,000
Reserve amount								R$ 632,000					R$ 36,000	18,000
Exercise price (in Brazil Real per share)													R$ 0.01
Percentage of closing price													80.00%
Shares issued percentage													2.00%
Description of options granted													The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black-Scholes” taking into account the following assumptions for B8, C8, B9 and C9 series: (a) expectation of dividends of 1.28% (series 8) and 1.20% (series 9); (b) expectation of volatility nearly 37.06% (series 8) and 37.29% (series 9); (c) the weighted average interest rate without risk of 7.66% (series 8) and 12.18% (series 9), and (d) exit rate of approximately 8.00% in both series. The expectation of remaining average life of the series outstanding as of December 31, 2022 is 17 months (series 8) and 29 months (series 9). The weighted average fair value of options granted as of December 31, 2022 was R$17.21 and R$7.69 (B8 and C8, respectively), and R$15.27 and R$7.35 (B9 and C9, respectively).
Amounts recorded in statement of operation													R$ 14,000	2,000
Related executives													R$ 525	R$ 525
Volatility expectation percentage													37.09%
Weighted average interest rate													5.47%
Remaining average life												10 months 17 days	4 months 28 days	1 year 21 days
Weighted average fair value at measurement date, share options granted										R$ 58,780		R$ 58,780		R$ 54,590
Number of shares outstanding (in Shares)													525,000	931,000
Annual General Meeting [Member]
Shareholders' equity (Details) [Line Items]
Annual dividend percentage													25.00%
Board of Directors [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)		298,919			181,920	650,808	1,119,515		239,755
Capital stock increase amount		R$ 2,000			R$ 2,000	R$ 3,000	R$ 3,000		R$ 1,000
Related Parties [Member]
Shareholders' equity (Details) [Line Items]
Related executives														R$ 407
B6 and C6 Series [Member]
Shareholders' equity (Details) [Line Items]
Annual dividend percentage													0.67%
Volatility expectation percentage													32.74%
Weighted average interest rate													7.32%